Consolidated Statements of Operations and Comprehensive Income (Loss) - USD ($)		12 Months Ended
		Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
REVENUE, NET		$ 107,632,769	$ 47,381,918	$ 18,543,243
Cost of revenue		103,312,870	44,501,198	22,206,058
GROSS PROFIT (LOSS)		4,319,899	2,880,720	(3,662,815)
Selling and marketing expenses		62,057	262,328	4,646,875
General and administrative expenses		1,960,974	2,731,596	3,513,236
Allowance for expected credit loss		8,667,483	8,330,357	2,795,662
Impairment loss		586	5,200,000	1,109,194
Research and development expenses				8,694,836
Total operating expenses		10,691,100	16,524,281	20,759,803
LOSS FROM OPERATIONS		(6,371,201)	(13,643,561)	(24,422,618)
Other income (expenses):
Interest expenses, net		(265,692)	(237,403)	(216,558)
Gain on disposal of subsidiaries			1,242,400
Other income (expenses), net		66,696	130,868	56,044
Total other (expenses) income, net		(198,996)	1,135,865	(160,514)
LOSS BEFORE INCOME TAX PROVISION		(6,570,197)	(12,507,696)	(24,583,132)
PROVISION FOR INCOME TAXES		323,294	124,419	674,564
NET LOSS		(6,893,491)	(12,632,115)	(25,257,696)
Less: net loss attributable to non-controlling interests		(5,596)	(224,988)	(927,281)
NET LOSS ATTRIBUTABLE TO POP CULTURE GROUP CO., LTD SHAREHOLDERS		(6,887,895)	(12,407,127)	(24,330,415)
Other comprehensive income (loss):
Foreign currency translation adjustment		121,065	(63,684)	(1,674,640)
COMPREHENSIVE LOSS		(6,772,426)	(12,695,799)	(26,932,336)
Less: comprehensive loss attributable to non-controlling interest		(4,708)	(227,930)	(888,030)
COMPREHENSIVE LOSS ATTRIBUTABLE TO POP CULTURE GROUP CO., LTD SHAREHOLDERS		$ (6,767,718)	$ (12,467,869)	$ (26,044,306)
Net (loss) income per share
Basic (in Dollars per share)		$ (0.49)	$ (4.32)	$ (10.1)
Diluted (in Dollars per share)		$ (0.49)	$ (4.32)	$ (10.1)
Weighted average shares used in calculating net income per share*
Basic (in Shares)	[1]	14,136,301	2,873,764	2,405,001
Diluted (in Shares)	[1]	14,136,301	2,873,764	2,405,001
Live entertainment
REVENUE, NET		$ 10,000,465	$ 7,490,861	$ 8,480,780
Digital entertainment
REVENUE, NET		95,316,211	39,611,817	9,650,274
Other revenue
REVENUE, NET		$ 2,316,093	$ 279,240	$ 412,189

[1]	Retroactively restated to reflect 1-for-10 share consolidation effective on October 26, 2023